UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act File Number: 811-07445

                           SEI ASSET ALLOCATION TRUST

                                   REGISTRANT
                           SEI Asset Allocation Trust
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                 (800) 342-5734

                               AGENT FOR SERVICE

                             CT Corporation System
                               155 Federal Street
                                Boston, MA 02110

                         Date of Fiscal Year End: 3/31

            Date of Reporting Period: July 1, 2012 to June 30, 2013




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=========================== Aggressive Strategy Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== Conservative Strategy Allocation Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================== Conservative Strategy Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



===================== Core Market Strategy Allocation Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================== Core Market Strategy Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== Defensive Strategy Allocation Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========================== Defensive Strategy Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== Market Growth Strategy Allocation Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================= Market Growth Strategy Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== Moderate Strategy Allocation Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============================ Moderate Strategy Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



===================== Tax-Managed Aggressive Strategy Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

                                   SIGNATURES



    Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused
   this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Name of Registrant: SEI Asset Allocation Trust

By:      /s/ Robert A. Nesher

         President

Date:    August 28, 2013